Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL BOND FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000225635
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 22, 2024
Prospectus Date	rr_ProspectusDate	Oct. 28, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A